Payden Limited Maturity Fund

Schedule of Investments - July 31, 2020 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (28%)
4,199,439	AEP Texas Restoration Funding LLC,
	2.06%, 2/01/27	$4,312
2,258,002	Allegro CLO III Ltd. 144A, (3 mo. LIBOR USD
	+ 0.840%), 1.08%, 7/25/27 (a)(b)	2,232
612,595	Ally Auto Receivables Trust 2019-1,
	2.85%, 3/15/22	614
5,155,000	Ally Master Owner Trust, 2.70%, 1/17/23	5,200
11,634,823	Americredit Automobile Receivables Trust
	2018-3, 3.38%, 7/18/23	11,844
6,670,000	AmeriCredit Automobile Receivables Trust
	2020-1, 1.10%, 3/20/23	6,698
2,420,000	AmeriCredit Automobile Receivables Trust
	2020-2, 0.60%, 12/18/23	2,429
6,960,000	AMSR 2020-SFR2 Trust 144A,
	1.63%, 7/17/37 (b)	7,053
1,000,000	Arbor Realty Commercial Real Estate Notes
	2019-FL1 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.150%), 1.32%, 5/15/37 (a)(b)	972
1,977,418	Atrium XII 144A, (3 mo. LIBOR USD
	+ 0.830%), 1.09%, 4/22/27 (a)(b)	1,949
2,240,000	Bank of The West Auto Trust 2019-1 144A,
	2.43%, 4/15/24 (b)	2,295
1,800,000	Bank of The West Auto Trust 2019-1 144A,
	2.51%, 10/15/24 (b)	1,866
2,628,139	Barings BDC Static CLO Ltd. 2019-1 144A, (3
	mo. LIBOR USD + 1.020%),
	1.30%, 4/15/27 (a)(b)	2,609
5,199,086	Barings CLO Ltd. 2013-I 144A, (3 mo. LIBOR
	USD + 0.800%), 1.07%, 1/20/28 (a)(b)	5,148
1,610,000	BDS 2020-FL5 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.150%), 1.34%, 2/16/37 (a)(b)	1,567
1,324,879	BlueMountain CLO 2013-1 Ltd. 144A, (3 mo.
	LIBOR USD + 1.230%), 1.50%, 1/20/29 (a)(b)	1,317
1,976,581	BlueMountain CLO 2015-2 Ltd. 144A, (3 mo.
	LIBOR USD + 0.930%), 1.20%, 7/18/27 (a)(b)	1,955
3,407,477	BMW Canada Auto Trust 144A, 1.96%, 9/20/22
	CAD (b)(c)	2,561
1,345,175	BMW Canada Auto Trust 144A,
	2.15%, 10/20/21 CAD (b)(c)	1,008
2,300,000	BMW Vehicle Owner Trust 2020-A,
	0.39%, 2/27/23	2,301
5,250,000	Bristol Park CLO Ltd. 144A, (3 mo. LIBOR USD
	+ 0.990%), 1.27%, 4/15/29 (a)(b)	5,171
3,760,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo.
	LIBOR USD + 1.300%), 1.47%, 9/15/35 (a)(b)	3,635
4,448,922	Canadian Pacer Auto Receivables Trust 2020-1
	144A, 1.77%, 11/21/22 (b)	4,480
2,820,000	CarMax Auto Owner Trust 2020-3,
	0.49%, 6/15/23	2,822
2,450,000	Chesapeake Funding II LLC 144A,
	0.87%, 8/16/32 (b)	2,457
3,000,000	CLNC 2019-FL1 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.250%), 1.44%, 8/20/35 (a)(b)	2,929
195,168	CNH Equipment Trust 2017-A, 2.07%, 5/16/22	196
1,225,771	CNH Equipment Trust 2019-A, 2.96%, 5/16/22	1,231
1,940,000	CNH Equipment Trust 2020-A, 1.08%, 7/17/23	1,950

Principal or Shares	Security Description	Value (000)
823,876	Commonbond Student Loan Trust 2017-A-GS
	144A, (1 mo. LIBOR USD + 0.850%),
	1.02%, 5/25/41 (a)(b)	$820
1,389,363	Dell Equipment Finance Trust 2020-1 144A,
	1.98%, 5/21/21 (b)	1,395
1,674,074	Drive Auto Receivables Trust 2017-1,
	3.84%, 3/15/23	1,698
1,460,625	Drive Auto Receivables Trust 2020-1,
	1.99%, 12/15/22	1,468
4,740,000	Drive Auto Receivables Trust 2020-2,
	0.85%, 7/17/23	4,748
4,447,305	Enterprise Fleet Financing 2018-2 LLC 144A,
	3.14%, 2/20/24 (b)	4,493
2,200,000	Enterprise Fleet Financing 2020-1 LLC 144A,
	1.78%, 12/22/25 (b)	2,236
1,772,511	Ford Auto Securitization Trust 144A,
	2.10%, 9/15/21 CAD (b)(c)	1,326
1,820,000	Ford Credit Auto Lease Trust 2020-A,
	1.80%, 7/15/22	1,837
3,140,000	Ford Credit Auto Lease Trust 2020-B,
	0.50%, 12/15/22	3,141
2,033,418	Ford Credit Auto Owner Trust 2017-C,
	2.01%, 3/15/22	2,043
1,238,549	Ford Credit Auto Owner Trust 2019-A,
	2.78%, 2/15/22	1,245
1,035,002	Ford Credit Auto Owner Trust 2020-A,
	0.27%, 5/15/21	1,035
1,857,590	Foursight Capital Automobile Receivables Trust
	2020-1 144A, 1.97%, 9/15/23 (b)	1,877
3,065,022	Galaxy XXIX CLO Ltd. 144A, (3 mo. LIBOR
	USD + 0.790%), 1.18%, 11/15/26 (a)(b)	3,026
1,310,260	GM Financial Automobile Leasing Trust 2018-3,
	3.18%, 6/21/21	1,315
2,040,000	GM Financial Automobile Leasing Trust 2020-2,
	0.80%, 7/20/23	2,054
1,411,978	GreatAmerica Leasing Receivables Funding LLC
	Series 2019-1 144A, 2.97%, 6/15/21 (b)	1,418
1,547,864	GreatAmerica Leasing Receivables Funding LLC
	Series 2020-1 144A, 1.69%, 2/15/21 (b)	1,551
4,230,000	Greystone CRE Notes 2019-FL2 Ltd. 144A, (1
	mo. LIBOR USD + 1.180%),
	1.35%, 9/15/37 (a)(b)	4,118
3,090,000	Honda Auto Receivables 2020-2 Owner Trust,
	0.74%, 11/15/22	3,100
1,635,252	HPEFS Equipment Trust 2019-1 144A,
	2.19%, 9/20/29 (b)	1,649
2,230,392	Invitation Homes 2018-SFR1 Trust 144A, (1
	mo. LIBOR USD + 0.700%),
	0.88%, 3/17/37 (a)(b)	2,198
1,150,000	John Deere Owner Trust 2020-B,
	0.41%, 3/15/23	1,151
3,410,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.100%), 1.28%, 6/15/36 (a)(b)	3,375
4,690,000	Kubota Credit Owner Trust 2020-2 144A,
	0.41%, 6/15/23 (b)	4,718

1	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
5,575,000	LCM XX LP 144A, (3 mo. LIBOR USD
	+ 1.040%), 1.31%, 10/20/27 (a)(b)	$5,531
2,240,000	Madison Park Funding XIII Ltd. 144A, (3 mo.
	LIBOR USD + 0.950%), 1.22%, 4/19/30 (a)(b)	2,201
6,800,000	Magnetite VII Ltd. 144A, (3 mo. LIBOR USD
	+ 0.800%), 1.08%, 1/15/28 (a)(b)	6,692
3,664,717	Marathon CRE 2018 FL1 Ltd. 144A, (1 mo.
	LIBOR USD + 1.150%), 1.33%, 6/15/28 (a)(b)	3,615
4,273,405	Mercedes-Benz Auto Lease Trust 2020-A,
	1.82%, 3/15/22	4,297
1,863,355	MMAF Equipment Finance LLC 2019-A 144A,
	2.84%, 1/10/22 (b)	1,877
1,900,000	MMAF Equipment Finance LLC 2020-A 144A,
	0.74%, 4/09/24 (b)	1,908
3,437,881	Navient Private Education Refi Loan Trust
	2020-B 144A, 1.80%, 1/15/69 (b)	3,455
6,785,818	Navient Student Loan Trust 2019-7 144A, (1
	mo. LIBOR USD + 0.500%),
	0.67%, 1/25/68 (a)(b)	6,761
2,830,000	Navistar Financial Dealer Note Master Trust
	144A, (1 mo. LIBOR USD + 0.950%),
	1.13%, 7/25/25 (a)(b)	2,830
4,360,000	Nissan Auto Lease Trust 2019-B,
	2.27%, 7/15/22	4,431
8,700,000	Nissan Auto Lease Trust 2020-A,
	1.80%, 5/16/22	8,786
740,654	Nissan Auto Receivables 2019-A Owner Trust,
	2.82%, 1/18/22	744
1,827,806	NP SPE II LLC 144A, 2.86%, 11/19/49 (b)	1,830
5,420,000	Oaktree CLO 2020-1 Ltd. 144A, (3 mo. LIBOR
	USD + 2.000%), 2.34%, 7/15/29 (a)(b)	5,430
784,893	Octagon Investment Partners XXIII Ltd. 144A,
	(3 mo. LIBOR USD + 0.850%),
	1.13%, 7/15/27 (a)(b)	777
4,910,985	Palmer Square Loan Funding 2020-1 Ltd. 144A,
	(3 mo. LIBOR USD + 0.800%),
	1.18%, 2/20/28 (a)(b)	4,870
1,147,493	Prestige Auto Receivables Trust 2019-1 144A,
	2.44%, 7/15/22 (b)	1,153
750,000	Santander Drive Auto Receivables Trust 2017-3,
	3.20%, 11/15/23	762
8,400,000	Santander Drive Auto Receivables Trust 2019-2,
	2.59%, 5/15/23	8,460
3,920,000	Santander Drive Auto Receivables Trust 2020-2,
	0.62%, 5/15/23	3,923
3,512,742	Santander Retail Auto Lease Trust 2019-B 144A,
	2.29%, 4/20/22 (b)	3,548
284,841	Silver Arrow Canada LP 144A, 2.13%, 3/15/21
	CAD (b)(c)	213
3,207,548	SMB Private Education Loan Trust 2020-A
	144A, (1 mo. LIBOR USD + 0.300%),
	0.47%, 3/15/27 (a)(b)	3,193
974,058	SoFi Consumer Loan Program 2020-1 Trust
	144A, 2.02%, 1/25/29 (b)	983
928,284	SoFi Professional Loan Program 2019-C LLC
	144A, 2.13%, 11/16/48 (b)	936

Principal or Shares	Security Description	Value (000)
1,699,399	SoFi Professional Loan Program 2020-A Trust
	144A, 2.06%, 5/15/46 (b)	$1,717
3,370,000	STWD 2019-FL1 Ltd. 144A, (1 mo. LIBOR
	USD + 1.080%), 1.25%, 7/15/38 (a)(b)	3,308
2,740,000	Synchrony Card Funding LLC, 2.34%, 6/15/25	2,822
1,208,402	Towd Point Mortgage Trust 2017-5 144A, (1
	mo. LIBOR USD + 0.600%),
	0.77%, 2/25/57 (a)(b)	1,199
3,044,663	Toyota Auto Receivables 2019-B Owner Trust,
	2.59%, 2/15/22	3,064
2,680,000	Toyota Auto Receivables 2020-C Owner Trust,
	0.36%, 2/15/23	2,684
4,310,000	Trillium Credit Card Trust II 144A, (1 mo.
	LIBOR USD + 0.370%), 0.54%, 12/26/24 (a)(b)	4,313
4,040,000	TRTX 2019-FL3 Issuer Ltd. 144A, (1 mo.
	LIBOR USD + 1.450%), 1.63%, 10/15/34 (a)(b)	3,913
3,330,000	Tryon Park CLO Ltd. 144A, (3 mo. LIBOR USD
	+ 0.890%), 1.17%, 4/15/29 (a)(b)	3,283
1,000,000	Venture XXIV CLO Ltd. 144A, (3 mo. LIBOR
	USD + 1.180%), 1.45%, 10/20/28 (a)(b)	990
1,349,928	Volvo Financial Equipment LLC Series 2019-1
	144A, 2.90%, 11/15/21 (b)	1,355
2,000,000	Volvo Financial Equipment LLC Series 2019-1
	144A, 3.00%, 3/15/23 (b)	2,041
4,565,000	Westlake Automobile Receivables Trust 2017-2
	144A, 3.28%, 12/15/22 (b)	4,607
840,000	Westlake Automobile Receivables Trust 2018-1
	144A, 3.41%, 5/15/23 (b)	850
1,797,666	Westlake Automobile Receivables Trust 2019-1
	144A, 3.06%, 5/16/22 (b)	1,806
6,090,000	Westlake Automobile Receivables Trust 2020-2
	144A, 0.93%, 2/15/24 (b)	6,121
5,338,126	Wheels SPV 2 LLC 144A, 2.30%, 5/22/28 (b)	5,402
430,193	World Omni Auto Receivables Trust 2019-A,
	3.02%, 4/15/22	431
10,580,000	World Omni Auto Receivables Trust 2019-B,
	2.59%, 7/15/24	10,875
4,740,000	World Omni Auto Receivables Trust 2020-A,
	1.02%, 6/15/23	4,762
341,636	World Omni Automobile Lease Securitization
	Trust 2018-B, 2.96%, 6/15/21	342

Total Asset Backed (Cost - $304,455)		304,927

Commercial Paper(d) (6%)
2,000,000	BASF SE, 0.43%, 9/01/20	1,999
8,000,000	BASF SE, 1.71%, 8/10/20	8,000
10,000,000	Engie SA, 0.35%, 8/19/20	9,996
10,000,000	Entergy Corp., 0.50%, 8/18/20	9,998
3,000,000	Fed Caisses Desjardins, 0.21%, 10/07/20	2,999
7,000,000	Fed Caisses Desjardins, 0.23%, 8/05/20	7,000
5,000,000	MUL Asset Finance Corp., 0.40%, 8/14/20	4,999
5,000,000	MUL Asset Finance Corp., 0.60%, 8/03/20	5,000
8,000,000	United Overseas Bank Ltd, 0.23%, 8/18/20	8,000
5,000,000	Walt Disney Co., 1.76%, 8/19/20	5,000

Total Commercial Paper (Cost - $62,984)		62,991

2

Payden Limited Maturity Fund continued

Principal or Shares	Security Description	Value (000)
Corporate Bond (40%)
Financial (23%)
3,660,000	AerCap Ireland Capital DAC/AerCap Global
	Aviation Trust, 3.95%, 2/01/22	$3,689
2,500,000	AIG Global Funding 144A, 1.90%, 10/06/21 (b)	2,549
870,000	AIG Global Funding 144A, 2.30%, 7/01/22 (b)	900
475,000	Air Lease Corp., 3.88%, 4/01/21	480
3,000,000	Ameriprise Financial Inc., 3.00%, 3/22/22	3,124
3,750,000	ANZ New Zealand Int’l Ltd. 144A,
	2.88%, 1/25/22 (b)	3,881
383,000	Assurant Inc., (3 mo. LIBOR USD + 1.250%),
	1.53%, 3/26/21 (a)	383
3,953,000	Athene Global Funding 144A,
	4.00%, 1/25/22 (b)	4,116
3,330,000	Australia & New Zealand Banking Group Ltd.
	144A, (3 mo. LIBOR USD + 0.320%),
	0.77%, 11/09/20 (a)(b)	3,333
1,655,000	Banco Bradesco SA 144A, 2.85%, 1/27/23 (b)	1,664
1,665,000	Banco del Estado de Chile 144A,
	2.67%, 1/08/21 (b)	1,678
1,530,000	Bank of Montreal, (3 mo. LIBOR USD
	+ 0.790%), 1.16%, 8/27/21 (a)	1,542
3,900,000	Barclays Bank PLC, (3 mo. LIBOR USD
	+ 0.450%), 0.73%, 10/15/20	3,904
3,565,000	Barclays Bank PLC, (3 mo. LIBOR USD
	+ 0.460%), 0.73%, 1/11/21 (a)	3,570
3,635,000	Barclays Bank PLC, 1.70%, 5/12/22	3,708
4,000,000	BBVA USA, 3.50%, 6/11/21	4,085
3,315,000	BNZ International Funding Ltd. 144A,
	2.10%, 9/14/21 (b)	3,376
2,265,000	Canadian Imperial Bank of Commerce, (U.S.
	Secured Overnight Financing Rate + 0.800%),
	0.90%, 3/17/23 (a)	2,271
2,065,000	Capital One Financial Corp., (3 mo. LIBOR USD
	+ 0.950%), 1.26%, 3/09/22 (a)	2,079
5,000,000	Capital One Financial Corp., 3.05%, 3/09/22	5,190
1,965,000	CIT Group Inc., 5.00%, 8/15/22	2,032
2,240,000	Citigroup Inc., (U.S. Secured Overnight
	Financing Rate + 0.867%), 2.31%, 11/04/22 (a)	2,289
4,300,000	Citigroup Inc., 2.90%, 12/08/21	4,435
3,760,000	Credit Agricole Corporate & Investment Bank
	SA, (3 mo. LIBOR USD + 0.625%),
	0.92%, 10/03/21 (a)	3,763
5,005,000	Credit Suisse AG, (U.S. Secured Overnight
	Financing Rate + 0.450%), 0.54%, 2/04/22 (a)	5,002
3,010,000	Credit Suisse AG, 1.00%, 5/05/23	3,046
2,765,000	Credit Suisse AG, 2.10%, 11/12/21	2,827
1,135,000	Credit Suisse AG, 2.80%, 4/08/22	1,180
750,000	Credit Suisse Group Funding Guernsey Ltd.,
	3.45%, 4/16/21	766
3,080,000	Deutsche Bank AG, (3 mo. LIBOR USD
	+ 0.815%), 1.07%, 1/22/21 (a)	3,075
2,585,000	DNB Bank ASA 144A, (3 mo. LIBOR USD
	+ 0.370%), 0.67%, 10/02/20 (a)(b)	2,587
1,591,000	European Investment Bank, 1.63%, 8/14/20	1,592
1,325,000	Goldman Sachs Group Inc., (3 mo. LIBOR USD
	+ 1.170%), 1.56%, 11/15/21 (a)	1,329

Principal or Shares	Security Description	Value (000)
4,300,000	Goldman Sachs Group Inc., 5.75%, 1/24/22	$4,628
4,000,000	Huntington Bancshares Inc., 2.30%, 1/14/22	4,102
770,000	Icahn Enterprises LP/Icahn Enterprises Finance
	Corp., 6.25%, 2/01/22	787
1,895,000	Industrial & Commercial Bank of China Ltd., (3
	mo. LIBOR USD + 0.750%),
	1.20%, 11/08/20 (a)	1,895
5,000,000	ING Bank NV 144A, 2.63%, 12/05/22 (b)	5,250
2,050,000	Itau Unibanco Holding SA 144A,
	2.90%, 1/24/23 (b)	2,050
3,710,000	Jackson National Life Global Funding 144A,
	(U.S. Secured Overnight Financing Rate
	+ 0.600%), 0.70%, 1/06/23 (a)(b)	3,681
3,700,000	Lloyds Banking Group PLC, (1 yr. US Treasury
	Yield Curve Rate T Note Constant Maturity
	+ 1.100%), 1.33%, 6/15/23 (a)	3,736
3,290,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR
	USD + 1.020%), 1.39%, 11/28/23 (a)(b)	3,298
5,120,000	Met Tower Global Funding 144A,
	0.55%, 7/13/22 (b)	5,143
2,320,000	Metropolitan Life Global Funding I 144A,
	0.90%, 6/08/23 (b)	2,349
955,000	Mitsubishi UFJ Financial Group Inc., (3 mo.
	LIBOR USD + 0.700%), 1.02%, 3/07/22 (a)	960
4,000,000	Mitsubishi UFJ Financial Group Inc.,
	3.54%, 7/26/21	4,127
5,500,000	Mitsubishi UFJ Financial Group Inc.,
	3.76%, 7/26/23	5,985
6,700,000	Mizuho Financial Group Inc., (3 mo. LIBOR
	USD + 0.940%), 1.31%, 2/28/22 (a)	6,753
5,000,000	Mizuho Securities USA LLC, (1 mo. LIBOR USD
	+ 0.280%), 0.46%, 2/16/21 (a)	5,001
2,700,000	Moody’s Corp., 2.75%, 12/15/21	2,777
3,910,000	Morgan Stanley, (U.S. Secured Overnight
	Financing Rate + 0.700%), 0.79%, 1/20/23 (a)	3,921
4,000,000	Morgan Stanley, 2.63%, 11/17/21	4,115
5,000,000	National Australia Bank Ltd. 144A, (3 mo.
	LIBOR USD + 0.410%), 0.72%, 12/13/22 (a)(b)	5,019
2,785,000	National Bank of Canada, (1 yr. US Treasury
	Yield Curve Rate T Note Constant Maturity
	+ 0.770%), 0.90%, 8/15/23 (a)	2,803
3,000,000	National Bank of Canada, 2.20%, 11/02/20	3,010
3,145,000	Natwest Group PLC, (3 mo. LIBOR USD
	+ 1.470%), 1.86%, 5/15/23 (a)	3,161
5,025,000	New York Life Global Funding 144A, (3 mo.
	LIBOR USD + 0.280%), 0.55%, 1/10/23 (a)(b)	5,021
985,000	Nordea Bank Abp 144A, 1.00%, 6/09/23 (b)	1,002
1,580,000	Owl Rock Capital Corp., 4.25%, 1/15/26	1,584
1,700,000	PayPal Holdings Inc., 2.20%, 9/26/22	1,765
3,780,000	PNC Bank NA, (3 mo. LIBOR USD + 0.325%),
	0.68%, 2/24/23 (a)	3,785
4,080,000	PNC Bank NA, (3 mo. LIBOR USD + 0.430%),
	0.74%, 12/09/22 (a)	4,091
2,805,000	PNC Bank NA, (3 mo. LIBOR USD + 0.000%),
	1.74%, 2/24/23 (a)	2,865

3	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
1,105,000	Protective Life Global Funding 144A,
	1.08%, 6/09/23 (b)	$1,122
4,515,000	Reliance Standard Life Global Funding II 144A,
	2.63%, 7/22/22 (b)	4,657
2,000,000	Royal Bank of Canada 144A, 1.90%, 9/23/22 (b)	2,065
2,300,000	Santander Holdings USA Inc., 3.70%, 3/28/22	2,389
3,350,000	Santander UK PLC, (3 mo. LIBOR USD
	+ 0.300%), 0.55%, 11/03/20 (a)	3,352
2,325,000	Santander UK PLC, 2.10%, 1/13/23	2,411
2,350,000	Simon Property Group LP, 2.75%, 6/01/23	2,460
2,500,000	SL Green Operating Partnership LP, (3 mo.
	LIBOR USD + 0.980%), 1.37%, 8/16/21 (a)	2,475
241,000	SLM Corp., 5.13%, 4/05/22	247
690,000	Starwood Property Trust Inc., 3.63%, 2/01/21	684
690,000	State Street Corp. 144A, (U.S. Secured Overnight
	Financing Rate + 2.690%),
	2.83%, 3/30/23 (a)(b)	717
4,060,000	Sumitomo Mitsui Banking Corp., (3 mo. LIBOR
	USD + 0.370%), 0.64%, 10/16/20 (a)	4,063
1,000,000	Svensk Exportkredit AB, 2.75%, 10/07/20	1,004
1,940,000	Synchrony Financial, 2.85%, 7/25/22	1,985
2,064,000	Synchrony Financial, 3.75%, 8/15/21	2,106
910,000	Synovus Bank, (U.S. Secured Overnight
	Financing Rate + 0.945%), 2.29%, 2/10/23 (a)	927
1,575,000	Truist Bank, (U.S. Secured Overnight Financing
	Rate + 0.730%), 0.82%, 3/09/23 (a)	1,580
2,000,000	Truist Financial Corp., 3.05%, 6/20/22	2,096
2,110,000	UBS AG 144A, (3 mo. LIBOR USD + 0.480%),
	0.83%, 12/01/20 (a)(b)(e)	2,112
2,725,000	UBS AG 144A, 1.75%, 4/21/22 (b)	2,783
4,000,000	UniCredit Bank AG, 1.88%, 7/05/22 (f)	4,106
5,375,000	Wells Fargo & Co., (3 mo. LIBOR USD
	+ 0.930%), 1.38%, 2/11/22 (a)	5,395
3,750,000	Wells Fargo Bank NA, (3 mo. LIBOR USD
	+ 0.510%), 0.77%, 10/22/21 (a)	3,765
4,000,000	Wells Fargo Bank NA, 3.63%, 10/22/21	4,147
3,370,000	Westpac Banking Corp., (3 mo. LIBOR USD
	+ 0.390%), 0.66%, 1/13/23 (a)	3,377
2,565,000	Westpac Banking Corp., 2.80%, 1/11/22	2,655

		258,789

Industrial (14%)
1,810,000	AbbVie Inc. 144A, (3 mo. LIBOR USD
	+ 0.460%), 0.84%, 11/19/21 (a)(b)	1,814
3,735,000	AbbVie Inc. 144A, 2.15%, 11/19/21 (b)	3,814
1,000,000	AbbVie Inc., 2.30%, 5/14/21	1,013
5,340,000	American Honda Finance Corp., 0.88%, 7/07/23	5,390
1,065,000	Aviation Capital Group LLC 144A, (3 mo.
	LIBOR USD + 0.670%), 0.94%, 7/30/21 (a)(b)	1,013
3,620,000	Aviation Capital Group LLC 144A, (3 mo.
	LIBOR USD + 0.950%), 1.30%, 6/01/21 (a)(b)	3,505
3,080,000	BAT Capital Corp., (3 mo. LIBOR USD
	+ 0.590%), 1.01%, 8/14/20 (a)	3,080
1,515,000	Becton Dickinson and Co., (3 mo. LIBOR USD
	+ 0.875%), 1.18%, 12/29/20 (a)	1,515
1,750,000	BMW U.S. Capital LLC 144A, (3 mo. LIBOR
	USD + 0.500%), 0.93%, 8/13/21 (a)(b)	1,749

Principal or Shares	Security Description	Value (000)
1,430,000	Caterpillar Financial Services Corp., (3 mo.
	LIBOR USD + 0.220%), 0.50%, 1/06/22 (a)	$1,431
4,635,000	Caterpillar Financial Services Corp., (3 mo.
	LIBOR USD + 0.735%), 1.13%, 5/13/22 (a)	4,677
2,435,000	Cigna Corp., (3 mo. LIBOR USD + 0.650%),
	0.95%, 9/17/21 (a)	2,435
1,255,000	CNH Industrial Capital LLC, 1.95%, 7/02/23	1,267
3,545,000	Conagra Brands Inc., (3 mo. LIBOR USD
	+ 0.500%), 0.77%, 10/09/20 (a)	3,546
2,880,000	Daimler Finance North America LLC 144A, (3
	mo. LIBOR USD + 0.880%),
	1.24%, 2/22/22 (a)(b)	2,876
4,500,000	Daimler Finance North America LLC 144A,
	2.20%, 10/30/21 (b)	4,574
5,501,000	Daimler Finance North America LLC 144A,
	3.35%, 2/22/23 (b)	5,819
132,000	Dell International LLC/EMC Corp. 144A,
	5.88%, 6/15/21 (b)	132
2,430,000	Delta Air Lines Inc., 2.60%, 12/04/20	2,424
3,745,000	Express Scripts Holding Co., (3 mo. LIBOR USD
	+ 0.750%), 1.11%, 11/30/20 (a)	3,746
1,150,000	Fidelity National Information Services Inc., (3
	mo. EURIBOR + 0.400%), 0.14%, 5/21/21
	EUR (a)(c)	1,352
890,000	Ford Motor Credit Co. LLC, (3 mo. LIBOR USD
	+ 1.270%), 1.58%, 3/28/22 (a)	855
1,460,000	Ford Motor Credit Co. LLC, 3.09%, 1/09/23	1,457
1,340,000	Ford Motor Credit Co. LLC, 5.13%, 6/16/25	1,431
5,000,000	Fox Corp., 3.67%, 1/25/22	5,241
1,235,000	General Motors Co., (3 mo. LIBOR USD
	+ 0.800%), 1.27%, 8/07/20 (a)	1,235
1,700,000	General Motors Financial Co. Inc., (3 mo. LIBOR
	USD + 0.540%), 0.79%, 11/06/20 (a)	1,697
2,014,000	General Motors Financial Co. Inc., (3 mo. LIBOR
	USD + 1.310%), 1.62%, 6/30/22 (a)	2,013
1,275,000	General Motors Financial Co. Inc., (3 mo. LIBOR
	USD + 1.550%), 1.82%, 1/14/22 (a)	1,277
5,500,000	General Motors Financial Co. Inc.,
	4.20%, 11/06/21	5,693
1,860,000	Hewlett Packard Enterprise Co., (3 mo. LIBOR
	USD + 0.720%), 1.02%, 10/05/21 (a)	1,860
1,020,000	Infor Inc. 144A, 1.45%, 7/15/23 (b)	1,032
2,235,000	John Deere Capital Corp., 0.55%, 7/05/22	2,244
1,745,000	Lennar Corp., 2.95%, 11/29/20	1,744
840,000	Lennar Corp., 4.13%, 1/15/22	862
1,010,000	Marriott International Inc., (3 mo. LIBOR USD
	+ 0.650%), 0.97%, 3/08/21 (a)	1,003
3,000,000	McDonald’s Corp., (3 mo. LIBOR USD
	+ 0.430%), 0.68%, 10/28/21 (a)	3,008
5,100,000	Mondelez International Inc., 0.63%, 7/01/22	5,127
1,985,000	Nissan Motor Acceptance Corp. 144A, (3 mo.
	LIBOR USD + 0.390%), 0.70%, 9/28/20 (a)(b)	1,981
3,500,000	Nissan Motor Acceptance Corp. 144A, (3 mo.
	LIBOR USD + 0.520%), 0.83%, 3/15/21 (a)(b)	3,450
4,025,000	Otis Worldwide Corp. 144A, (3 mo. LIBOR
	USD + 0.450%), 0.75%, 4/05/23 (a)(b)	4,013

4

Payden Limited Maturity Fund continued

Principal or Shares	Security Description	Value (000)
1,505,000	PACCAR Financial Corp., 0.80%, 6/08/23	$1,517
3,400,000	Penske Truck Leasing Co. LP/PTL Finance Corp.
	144A, 3.38%, 2/01/22 (b)	3,510
1,270,000	Ryder System Inc., 2.80%, 3/01/22	1,312
1,039,000	Ryder System Inc., 2.88%, 6/01/22	1,080
960,000	Smithfield Foods Inc. 144A, 2.65%, 10/03/21 (b)	958
1,885,000	Southwest Airlines Co., 4.75%, 5/04/23	1,980
3,500,000	Spirit AeroSystems Inc., (3 mo. LIBOR USD
	+ 0.800%), 1.11%, 6/15/21 (a)	3,246
256,250	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II
	LLC/Sprint Spectrum Co. III LLC 144A,
	3.36%, 9/20/21 (b)	260
450,000	Starbucks Corp., 1.30%, 5/07/22	457
1,700,000	Takeda Pharmaceutical Co. Ltd. 144A, (3 mo.
	EURIBOR + 0.550%), 0.29%, 11/21/20
	EUR (a)(b)(c)	2,004
3,000,000	Telefonica Emisiones SA, 0.32%, 10/17/20
	EUR (c)(f)	3,537
465,000	Toll Brothers Finance Corp., 4.38%, 4/15/23	490
2,200,000	Tyson Foods Inc., (3 mo. LIBOR USD
	+ 0.450%), 0.82%, 8/21/20 (a)	2,200
6,280,000	Upjohn Inc. 144A, 1.13%, 6/22/22 (b)	6,335
1,598,000	Viterra Inc. 144A, 5.95%, 8/01/20 (b)	1,598
995,000	Volkswagen Group of America Finance LLC
	144A, 2.50%, 9/24/21 (b)	1,015
4,425,000	Volkswagen Group of America Finance LLC
	144A, 2.90%, 5/13/22 (b)	4,590
5,500,000	Volkswagen Group of America Finance LLC
	144A, 3.13%, 5/12/23 (b)	5,840
2,065,000	Volkswagen Group of America Finance LLC
	144A, 3.88%, 11/13/20 (b)	2,084
1,400,000	Volkswagen Leasing GmbH, 0.75%, 8/11/20
	EUR (c)(f)	1,649
3,500,000	Vulcan Materials Co., (3 mo. LIBOR USD
	+ 0.650%), 1.00%, 3/01/21 (a)	3,498

		153,555

Utility (3%)
4,044,000	CenterPoint Energy Inc., 3.60%, 11/01/21	4,202
2,675,000	Chevron Corp., (3 mo. LIBOR USD + 0.900%),
	1.35%, 5/11/23 (a)	2,720
3,000,000	Evergy Inc., 4.85%, 6/01/21	3,078
5,355,000	Florida Power & Light Co., (3 mo. LIBOR USD
	+ 0.380%), 0.64%, 7/28/23 (a)	5,359
1,325,000	Kinder Morgan Inc., (3 mo. LIBOR USD
	+ 1.280%), 1.56%, 1/15/23 (a)	1,327
1,465,000	MPLX LP, (3 mo. LIBOR USD + 0.900%),
	1.21%, 9/09/21 (a)	1,458
408,000	Occidental Petroleum Corp., 2.60%, 8/13/21	404
530,000	Occidental Petroleum Corp., 2.70%, 8/15/22	513
3,580,000	Pacific Gas and Electric Co., 1.75%, 6/16/22	3,594
1,035,000	Phillips 66, (3 mo. LIBOR USD + 0.600%),
	0.96%, 2/26/21 (a)	1,035
3,990,000	Sempra Energy, (3 mo. LIBOR USD + 0.450%),
	0.76%, 3/15/21 (a)	3,997

Principal or Shares	Security Description	Value (000)
1,400,000	Sempra Energy, (3 mo. LIBOR USD + 0.500%),
	0.78%, 1/15/21 (a)	$1,400
1,737,000	Sunoco Logistics Partners Operations LP,
	4.40%, 4/01/21	1,771

		30,858

Total Corporate Bond (Cost - $439,816)		443,202

Foreign Government (1%)
1,070,000	BNG Bank NV 144A, 2.13%, 12/14/20 (b)	1,077
8,100,000	Instituto de Credito Oficial 144A, (3 mo. LIBOR
	USD + 0.150%), 0.46%, 12/15/21 (a)(b)	8,052
371,000	Senegal Government International Bond 144A,
	8.75%, 5/13/21 (b)	383
3,000,000	SNCF Reseau, 2.00%, 10/13/20 (f)	3,009

Total Foreign Government (Cost - $12,568)		12,521

Mortgage Backed (8%)
1,579,168	AREIT 2018-CRE2 Trust 144A, (1 mo. LIBOR
	USD + 0.980%), 1.16%, 11/14/35 (a)(b)	1,558
2,866,879	BX Commercial Mortgage Trust 2019-XL 144A,
	(1 mo. LIBOR USD + 0.920%),
	1.09%, 10/15/36 (a)(b)	2,867
1,009,076	BX Commercial Mortgage Trust 2020-BXLP
	144A, (1 mo. LIBOR USD + 1.600%),
	1.77%, 12/15/36 (a)(b)	990
1,829,648	BXMT 2017-FL1 Ltd. 144A, (1 mo. LIBOR
	USD + 0.870%), 1.05%, 6/15/35 (a)(b)	1,819
5,850,000	BXMT 2020-FL2 Ltd. 144A, (1 mo. LIBOR
	USD + 0.900%), 1.08%, 2/16/37 (a)(b)	5,713
2,500,000	BXMT 2020-FL2 Ltd. 144A, (1 mo. LIBOR
	USD + 1.150%), 1.33%, 2/16/37 (a)(b)	2,422
5,376,798	CHC Commercial Mortgage Trust 2019-CHC
	144A, (1 mo. LIBOR USD + 2.050%),
	2.22%, 6/15/34 (a)(b)	4,841
1,161,939	COMM 2014-CCRE15 Mortgage Trust,
	2.93%, 2/10/47	1,176
2,920,000	COMM 2019-WCM Mortgage Trust 144A, (1
	mo. LIBOR USD + 0.900%),
	1.07%, 10/15/36 (a)(b)	2,888
3,659,327	Connecticut Avenue Securities Trust 2019-HRP1
	144A, (1 mo. LIBOR USD + 2.150%),
	2.32%, 11/25/39 (a)(b)	3,314
1,473,283	Connecticut Avenue Securities Trust 2020-R01
	144A, (1 mo. LIBOR USD + 0.800%),
	0.97%, 1/25/40 (a)(b)	1,471
1,790,901	Connecticut Avenue Securities Trust 2020-R02
	144A, (1 mo. LIBOR USD + 0.750%),
	0.92%, 1/25/40 (a)(b)	1,792
3,550,000	Credit Suisse Mortgage Capital Certificates
	2019-ICE4 144A, (1 mo. LIBOR USD
	+ 1.230%), 1.40%, 5/15/36 (a)(b)	3,537
208,980	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 0.950%),
	1.12%, 10/25/29 (a)	209
246,322	Freddie Mac STACR REMIC Trust 2020-DNA1
	144A, (1 mo. LIBOR USD + 0.700%),
	0.87%, 1/25/50 (a)(b)	246

5	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
1,194,747	Freddie Mac STACR REMIC Trust 2020-DNA2
	144A, (1 mo. LIBOR USD + 0.750%),
	0.92%, 2/25/50 (a)(b)	$1,193
840,000	Freddie Mac STACR REMIC Trust 2020-DNA2
	144A, (1 mo. LIBOR USD + 1.850%),
	2.02%, 2/25/50 (a)(b)	806
2,006,965	Freddie Mac STACR REMIC Trust 2020-HQA1
	144A, (1 mo. LIBOR USD + 0.750%),
	0.92%, 1/25/50 (a)(b)	2,007
2,640,000	Freddie Mac STACR REMIC Trust 2020-HQA1
	144A, (1 mo. LIBOR USD + 1.900%),
	2.07%, 1/25/50 (a)(b)	2,522
4,962,225	Freddie Mac STACR REMIC Trust 2020-HQA2
	144A, (1 mo. LIBOR USD + 1.100%),
	1.27%, 3/25/50 (a)(b)	4,974
1,570,409	Freddie Mac STACR Trust 2019-DNA4 144A, (1
	mo. LIBOR USD + 1.950%),
	2.12%, 10/25/49 (a)(b)	1,550
1,846,656	Freddie Mac STACR Trust 2019-FTR2 144A, (1 mo. LIBOR USD + 0.950%),
	1.12%, 11/25/48 (a)(b)	1,810
6,483,552	Freddie Mac STACR Trust 2019-HRP1 144A, (1 mo. LIBOR USD + 1.400%),
	1.57%, 2/25/49 (a)(b)	6,236
491,558	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 0.750%),
	0.92%, 3/25/30 (a)	490
635,456	Gosforth Funding 2017-1 PLC 144A, (3 mo.
	LIBOR USD + 0.470%), 0.79%, 12/19/59 (a)(b)	636
248,098	HarborView Mortgage Loan Trust 2004-10,
	3.92%, 1/19/35 (g)	251
2,950,000	JP Morgan Chase Commercial Mortgage
	Securities Trust 2019-MFP 144A, (1 mo. LIBOR
	USD + 1.160%), 1.33%, 7/15/36 (a)(b)	2,863
14,782	JP Morgan Mortgage Trust 2018-8 144A,
	4.00%, 1/25/49 (b)(g)	15
1,085,400	Lanark Master Issuer PLC 144A, (3 mo. LIBOR
	USD + 0.420%), 0.78%, 12/22/69 (a)(b)	1,080
2,590,000	MF1 2020-FL3 Ltd. 144A, (1 mo. LIBOR USD
	+ 2.050%), 2.22%, 7/15/35 (a)(b)	2,604
691,251	Multifamily Connecticut Avenue Securities Trust
	2019-01 144A, (1 mo. LIBOR USD + 1.700%),
	1.87%, 10/15/49 (a)(b)	654
2,392,533	New Residential Mortgage Loan Trust 2017-5
	144A, (1 mo. LIBOR USD + 1.500%),
	1.67%, 6/25/57 (a)(b)	2,387
1,170,000	Permanent Master Issuer PLC 144A, (3 mo.
	LIBOR USD + 0.380%), 0.66%, 7/15/58 (a)(b)	1,170
1,700,000	PFP 2019-5 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.420%), 1.60%, 4/14/36 (a)(b)	1,642
2,840,000	PFP 2019-6 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.050%), 1.23%, 4/14/37 (a)(b)	2,750
1,780,000	PFP 2019-6 Ltd. 144A, (1 mo. LIBOR USD
	+ 1.450%), 1.63%, 4/14/37 (a)(b)	1,693
1,611,346	Ripon Mortgages PLC 144A, (3 mo. LIBOR
	GBP + 0.800%), 1.06%, 8/20/56 GBP (a)(b)(c)	2,109

Principal or Shares	Security Description	Value (000)
16,463	STACR Trust 2018-DNA3 144A, (1 mo. LIBOR
	USD + 0.750%), 0.92%, 9/25/48 (a)(b)	$16
2,502,245	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
	USD + 1.650%), 1.82%, 4/25/43 (a)(b)	2,480
4,474,951	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
	USD + 1.250%), 1.42%, 2/25/47 (a)(b)	4,381
5,200,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
	USD + 2.400%), 2.57%, 2/25/47 (a)(b)	4,959
115,961	Structured Adjustable Rate Mortgage Loan Trust,
	3.58%, 9/25/34 (g)	113
1,634	Structured Asset Mortgage Investments Trust
	2003-CL1, 2.50%, 7/25/32 (g)	1

Total Mortgage Backed (Cost - $90,680)		88,235

Municipal (0%)
1,375,000	State of California, 0.94%, 4/01/47 (g)	1,395

Total Municipal (Cost - $1,378)		1,395

NCUA Guaranteed (0%)
127,531	NCUA Guaranteed Notes Trust 2010-R1, 1A, (1
	mo. LIBOR USD + 0.450%),
	0.62%, 10/07/20 (a)	127
867,215	NCUA Guaranteed Notes Trust 2010-R3, 1A, (1
	mo. LIBOR USD + 0.560%),
	0.73%, 12/08/20 (a)	868

Total NCUA Guaranteed (Cost - $995)		995

U.S. Government Agency (7%)
4,000,000	FHLB Discount Note, 0.01%, 8/03/20 (d)	4,000
30,000,000	U.S. Cash Management Bill, 0.15%, 11/24/20 (d)	29,994
46,000,000	U.S. Cash Management Bill, 0.16%, 10/27/20 (d)	45,991

Total U.S. Government Agency (Cost - $79,968)		79,985

U.S. Treasury (9%)
15,000,000	U.S. Treasury Bill, 0.13%, 1/21/21 (d)	14,993
30,000,000	U.S. Treasury Note, 1.13%, 2/28/21	30,173
30,000,000	U.S. Treasury Note, 1.75%, 7/31/21	30,483
10,000,000	U.S. Treasury Note, 2.13%, 5/31/21	10,166
7,000,000	U.S. Treasury Note, 2.50%, 12/31/20	7,069
8,000,000	U.S. Treasury Note, 3.63%, 2/15/21	8,150

Total U.S. Treasury (Cost - $100,115)		101,034

Investment Company (2%)
13,862,542	Payden Cash Reserves Money Market Fund *
	(Cost - $13,863)	13,863

Total Investments (Cost - $1,106,822) (101%)		1,109,148
Liabilities in excess of Other Assets (-1%)		(6,186)

Net Assets (100%)		$1,102,962

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2020.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Principal in foreign currency.
(d)	Yield to maturity at time of purchase.
(e)

All or a portion of these securities are on loan. At July 31, 2020, the total market value of the Fund’s securities on loan is $1,952 and the total market value of the collateral held by the Fund is $2,009. Amounts in 000s.

(f)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(g)	Variable rate security. Interest rate disclosed is as of the most recent information

6

Payden Limited Maturity Fund continued

available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
CAD 2,959	USD 2,200	HSBC Bank USA, N.A.	09/23/2020	$9
Liabilities:
USD 8,198	EUR 7,265	Citibank, N.A.	09/23/2020	(369)
USD 7,096	CAD 9,629	HSBC Bank USA, N.A.	09/23/2020	(93)
USD 2,028	GBP 1,610	HSBC Bank USA, N.A.	09/23/2020	(80)

				(542)

Net Unrealized Appreciation (Depreciation)				$(533)

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Depreciation (000s)
Short Contracts:
U.S. Treasury 5-Year Note Future	58	Sep-20	$(7,315)	$(78)	$(78)

7	Payden Mutual Funds